Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “Compensation Actually Paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021, 2022, and 2023 fiscal years. Note that for our NEOs other than our principal executive officer (the “PEO”), compensation is reported as an average of each of the NEOs total compensation for the respective fiscal year.

Year (a)	Summary Compensation Table Total for PEO #1 - Conoscenti(1) ($)(b)	Compensation Actually Paid to PEO #1 - Conoscenti(2) (c)	Summary Compensation Table Total to PEO #2 - Gunderson(1) ($)(b)	Compensation Actually Paid to PEO #2(2) - Gunderson (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)		Average Compensation Actually Paid to Non-PEO NEOs(1)(3) (e)		Value of Initial Fixed $100 Investment Based On(4):		Net Income (loss) (h)
									TSR (f)	Peer Group TSR (g)
2023	6,767,877	4,033,803	—	—	2,817,517	(6)	1,659,730	(6)	120	160	(46,695,000)
2022	10,002,064	10,036,622	1,928,228	9,249,309	4,290,778		3,574,496		135	154	184,131,000
2021	—	—	1,479,825	4,990,961	1,651,369		4,809,182		82	106	27,492,000
2020	—	—	684,672	732,584	976,621		(313,557)		48	64	10,448,000

Named Executive Officers, Footnote [Text Block]
1)	The PEO and the non-PEO NEOs for each year are as follows:
	a)	PEO:
		i.	2023: Christopher L. Conoscenti
		ii.	2022: Christopher L. Conoscenti and Bryan C. Gunderson, the former President and Chief Executive Officer of Falcon
		iii.	2021: Bryan C. Gunderson
		iv.	2020: Bryan C. Gunderson

b)	Non-PEO NEOs:
	i.	2023: Carrie L. Osicka, Britton L. James, Jarret J. Marcoux, A. Dax McDavid, and Brett S. Riesenfeld
	ii.	2022: Carrie L. Osicka, Britton L. James, Jarret J. Marcoux, Brett S. Riesenfeld, and Matthew B. Ockwood, the former Chief Financial Officer of Falcon
	iii.	2021: Matthew B. Ockwood, Michael Downs, the former Chief Operating Officer of Falcon, and Daniel C. Herz, the former President and Chief Executive Officer of Falcon
	iv.	2020: Michael Downs and Daniel C. Herz

Peer Group Issuers, Footnote [Text Block]
4)
The values disclosed in (a) the TSR column represent the measurement period value of an investment of $100 in our Class A common stock (which, for fiscal years 2020 and 2021, represents the Class A common stock of Falcon) and (b) the Peer Group TSR column represent the measurement period value of an investment of $100 in the SPDR S&P Oil & Gas Exploration and Production ETF (“XOP”), in each case, from December 31, 2019, through each of December 31, 2020, December 31, 2021, December 31, 2022, and December 31, 2023. XOP is a weighted composite of 54 oil and gas exploration and production companies.

Adjustment To PEO Compensation, Footnote [Text Block]
2)
The table below reflects the relevant increases and deductions taken to calculate the “Compensation Actually Paid” to our PEOs for the respective fiscal year. As our PEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2023 (Conoscenti)	2022 (Conoscenti)	2022 (Gunderson)	2021 (Gunderson)	2020 (Gunderson)
ADJUSTMENTS TO DETERMINE COMPENSATION “ACTUALLY PAID” FOR PEO
Summary Compensation Table Total	$6,767,877	$10,002,064	$1,928,228	$1,479,825	$684,672
Add (Subtract):
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(5,943,906)	$(9,685,728)	—	$(801,994)	$(173,802)
Addition of fair value at year-end of equity awards granted during the year that remain unvested as of year-end	$5,147,331	$9,720,286	—	$3,010,112	$1,140,764
Fair value at vesting date of awards granted during the year and vested in the same year	—	—	—	—	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	$(1,735,188)	—	—	$873,283	$(800,250)
Change in fair value of equity awards granted in prior years that vested during the year	$(202,312)	—	$7,748,431	$429,735	$(118,800)
Equity awards granted in prior years that were forfeited during the year	—	—	$(427,350)	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—	—
Total Equity Award Related Adjustments	$(2,734,074)	$34,558	$7,321,081	$3,511,136	$47,912
COMPENSATION ACTUALLY PAID TOTALS	$4,033,803	$10,036,622	$9,249,309	$4,990,961	$732,584

Non-PEO NEO Average Total Compensation Amount	$ 2,817,517	$ 4,290,778	$ 1,651,369	$ 976,621
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,659,730	3,574,496	4,809,182	(313,557)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3)	The table below reflects the relevant increases and deductions taken to calculate the “Compensation Actually Paid” to our non-PEO NEOs for the respective fiscal year. As our non-PEO NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2023	2022	2021	2020
ADJUSTMENTS TO DETERMINE COMPENSATION “ACTUALLY PAID” TO NON-PEO NEOS
Average Summary Compensation Table Total	$2,817,517	$4,290,778	$1,651,369	$976,621
Add (Subtract):
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(2,288,025)	$(3,797,430)	$(665,218)	$(549,862)
Addition of fair value at year end of equity awards granted during the year that remain unvested as of year end	$2,000,809	$3,813,148	$2,461,067	$1,730,619
Fair value at vesting date of awards granted during the year and vested in the same year	—	—	—	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	$(799,105)	—	$1,146,692	$(2,131,204)
Change in fair value of equity awards granted in prior years that vested during the year	$(71,466)	$144,600	$215,271	$(339,731)
Equity awards granted in prior years that were forfeited during the year	—	$(876,600)	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—	—
Total Equity Award Related Adjustments	$(1,157,787)	$(716,283)	$3,157,813	$(1,290,178)
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$1,659,730	$3,574,496	$4,809,182	$(313,557)

Tabular List [Table Text Block]

Tabular List

The following list represents the only and hence the most important financial performance measure used by us to link compensation actually paid to our NEOs, for fiscal year 2023, to company performance.

Total Stockholder Return

Total Shareholder Return Amount	$ 120	135	82	48
Peer Group Total Shareholder Return Amount	160	154	106	64
Net Income (Loss) Attributable to Parent	$ (46,695,000)	184,131,000	27,492,000	10,448,000
Additional 402(v) Disclosure [Text Block]

Narrative Disclosure to Pay Versus Performance Table

We did not include a “Company-Selected Measure” (as described in Item 402(v)) in the Pay Versus Performance table because the most important, and only, financial measure used by us to link “Compensation Actually Paid” to our NEOs to company performance is TSR, which is already required to be disclosed in the table. Since Sitio was formed as a result of the Falcon Merger and our current NEOs (other than A. Dax McDavid) were appointed in connection with the Falcon Merger, which closed on June 7, 2022, we believe it is difficult to link “Compensation Actually Paid” to our NEOs to our financial performance as opposed to TSR over the time periods presented in the Pay Versus Performance table. Nevertheless, a significant portion of our current compensation program is comprised of equity awards, including awards based on absolute TSR targets. Hence, based on our compensation program and philosophy, “Compensation Actually Paid” to our NEOs should move commensurate with changes in our TSR, as shown in the year-over-year change for 2023 as compared to 2022. For more detail regarding the Company’s equity awards, please see “Compensation Discussion and Analysis—Long-Term Equity Incentive Compensation.”

While “Compensation Actually Paid” was reduced in 2023 as compared to 2022, the compensation philosophy did not change. The difference in the amounts presented for 2022 and 2023 were due to (i) one-time transaction-related equity awards granted in 2022 in connection with the Falcon Merger that are not expected to recur and (ii) changes in the Company’s stock price. Specifically with respect to fiscal year 2023, the “Compensation Actually Paid” to our PEO and non-PEO NEOs are aligned with our TSR due primarily to the use of equity incentives, which are tied directly to our stock price.

In addition, the substantial improvement in our Net Income between 2020 and 2022 is directionally aligned with the increase in “Compensation Actually Paid” over the same time period. The same dynamic resulted in a decrease in “Compensation Actually Paid” during 2023.

The Compensation Actually Paid to our PEO and non-PEO NEOs does not reflect amounts actually earned or realized by our PEO and non-PEO NEOs for the respective fiscal year; rather these amounts in part reflect the changes from year to year of the value of unvested equity awards. These unvested equity awards are at risk and may never become vested; therefore, this value may never be realized by our PEO and non-PEO NEOs.

As shown in the tables above, changes in the market price of our Class A common stock following the date of grant of an award can impact the level of compensation that is actually paid to our NEOs. To assist in understanding the changes to the equity awards reflected above, the following table reflects the value of one share of our Class A common stock (which, for fiscal years 2020 and 2021, represents the Class A common stock of Falcon) as of each of the following dates. If that date reflects a non-business day, the value reported is the last trading date of the applicable calendar year.

	12/29/2023	12/30/2022	12/31/2021	12/31/2020
Closing Market Price of our Common Stock	$23.51	$28.85	$19.48	$12.60

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Stockholder Return
P E O 1 Deduction For Amounts Reported Under The Stock Awards Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,943,906)	(9,685,728)
P E O 2 Deduction For Amounts Reported Under The Stock Awards Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(801,994)	(173,802)
P E O 1 Addition Of Fair Value At Year End Of Equity Awards Granted During The Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,147,331	9,720,286
P E O 2 Addition Of Fair Value At Year End Of Equity Awards Granted During The Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	3,010,112	1,140,764
P E O 1 Fair Value At Vesting Date Of Awards Granted During The Year And Vested In The Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
P E O 2 Fair Value At Vesting Date Of Awards Granted During The Year And Vested In The Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
P E O 1 Change In Fair Value Of Equity Awards Granted In Prior Years That Were Unvested As Of The End Of The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,735,188)	0
P E O 2 Change In Fair Value Of Equity Awards Granted In Prior Years That Were Unvested As Of The End Of The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	873,283	(800,250)
P E O 1 Change In Fair Value Of Equity Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(202,312)	0
P E O 2 Change In Fair Value Of Equity Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,748,431	429,735	(118,800)
P E O 1 Equity Awards Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
P E O 2 Equity Awards Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(427,350)	0	0
P E O 1 Dividends Or Other Earnings Paid On Equity Awards During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
P E O 2 Dividends Or Other Earnings Paid On Equity Awards During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
P E O 1 Adjustments To Determine Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,734,074)	34,558
P E O 2 Adjustments To Determine Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,321,081	3,511,136	47,912
Non P E O N E O Deduction For Amounts Reported Under The Stock Awards Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,288,025)	(3,797,430)	(665,218)	(549,862)
Non P E O N E O Addition Of Fair Value At Year End Of Equity Awards Granted During The Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,000,809	3,813,148	2,461,067	1,730,619
Non P E O N E O Fair Value At Vesting Date Of Awards Granted During The Year And Vested In The Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non P E O N E O Change In Fair Value Of Equity Awards Granted In Prior Years That Were Unvested As Of The End Of The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(799,105)	0	1,146,692	(2,131,204)
Non P E O N E O Change In Fair Value Of Equity Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(71,466)	144,600	215,271	(339,731)
Non P E O N E O Equity Awards Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(876,600)	0	0
Non P E O N E O Dividends Or Other Earnings Paid On Equity Awards During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non P E O N E O Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,157,787)	(716,283)	3,157,813	(1,290,178)
P E O 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	6,767,877	10,002,064	0	0
PEO Actually Paid Compensation Amount	$ 4,033,803	$ 10,036,622	0	0
PEO Name	Christopher L. Conoscenti	Christopher L. Conoscenti
P E O 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 1,928,228	1,479,825	684,672
PEO Actually Paid Compensation Amount	$ 0	$ 9,249,309	$ 4,990,961	$ 732,584
PEO Name		Bryan C. Gunderson	Bryan C. Gunderson	Bryan C. Gunderson